NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Aug. 31, 2020
Disclosure Of Nature Of Operations And Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]

1. NATURE OF OPERATIONS AND GOING CONCERN

Platinum Group Metals Ltd. (the "Company") is a British Columbia, Canada, company formed by amalgamation on February 18, 2002. The Company's shares are publicly listed on the Toronto Stock Exchange ("TSX") in Canada and the NYSE American LLC ("NYSE American") in the United States (formerly the NYSE MKT LLC). The Company's address is Suite 838-1100 Melville Street, Vancouver, British Columbia, V6E 4A6.

The Company is an exploration and development company conducting work on mineral properties it has staked or acquired by way of option agreements in the Republic of South Africa.

These financial statements consolidate the accounts of the Company and its subsidiaries. The Company's subsidiaries, associates and joint ventures (collectively with the Company, the "Group") as at August 31, 2020 are as follows

		Place of incorporation and operation	Proportion of ownership interest and voting power held
Name of subsidiary	Principal activity		August 31, 2020	August 31, 2019

Platinum Group Metals (RSA) (Pty) Ltd.	Exploration	South Africa	100.0%	100.0%
Mnombo Wethu Consultants (Pty) Limited.[1]	Exploration	South Africa	49.9%	49.9%
Waterberg JV Resources (Pty) Ltd.[1,2]	Exploration	South Africa	37.05%	37.05%
Lion Battery Technologies Inc.[3]	Research	Canada	55.00%	57.69%

[1] The Company controls and consolidates Mnombo Wethu Consultants (Pty) Limited ("Mnombo") and Waterberg JV Resources (Pty) Ltd. ("Waterberg JV Co.") for accounting purposes.

[2]Effective ownership of Waterberg JV Co. is 63.05% when Mnombo's ownership portion is combined with Platinum Group Metals (RSA) (Pty) Ltd. ("PTM RSA") ownership portion.

[3]Lion Battery Technologies is accounted for using the equity method as the Company jointly controls the investee despite having the majority of the shares.

These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards ("IFRS") applicable to a going concern which contemplates that the Company will be able to realize its assets and settle its liabilities in the normal course as they come due for the foreseeable future. During the year the Company incurred a loss of $7.1 million and used cash in operating activities of $3.1 million. The Company had a working capital deficit of $2.4 million at August 31, 2020 and was also indebted $20 million pursuant to the Sprott Loan Facility (as defined below). This debt is due August 14, 2021 with the Company holding the option to extend the maturity date by one year in exchange for a payment in common shares or cash of three percent of the outstanding principal amount. Additional payments/interest are also due on the convertible debt. The Company currently has limited financial resources and has no sources of operating income at present. Subsequent to year end the Company has completed a private placement for $2.5 million and through an At-The-Market Offering has raised a further $10 million. Please see Note 19 Subsequent Events for further details.

In March 2020 the World Health Organization declared coronavirus COVID-19 a global pandemic. The contagious disease outbreak, which has continued to spread, and any related adverse public health developments, has adversely affected workforces, economies and financial markets globally, potentially leading to an economic downturn. It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company's business or ability to raise funds.

The Company's ability to continue operations in the normal course of business will therefore depend upon its ability to secure additional funding by methods that could include debt refinancing, equity financing, the sale of assets and strategic partnerships. Management believes the Company will be able to secure further funding as required although there can be no assurance that these efforts will be successful. Nonetheless, there exist material uncertainties resulting in substantial doubt as to the ability of the Company to continue to meet its obligations as they come due and hence, the ultimate appropriateness of the use of accounting principles applicable to a going concern.

These consolidated financial statements do not include adjustments or disclosures that may result should the Company not be able to continue as a going concern. If the going concern assumption were not appropriate for these consolidated financial statements, then adjustments would be required to the carrying value of assets and liabilities, the expenses, the reported comprehensive loss and balance sheet classifications used that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. These adjustments could be material.